Intangibles Assets - Summary of Changes in the Value of the Intangible Assets (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jul. 31, 2024	Apr. 30, 2024
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 23,557
Ending balance	23,424	$ 23,557
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	38,813	43,616
Impairments and disposals		(4,063)
Foreign exchange	810	(740)
Ending balance	39,623	38,813
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	15,257	12,690
Amortization	606	2,968
Disposals		(193)
Foreign exchange	336	(208)
Ending balance	16,199	15,257
Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	23,556
Ending balance	23,424	23,556
Internally Generated Development Costs | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33	33
Impairments and disposals		0
Foreign exchange	0	0
Ending balance	33	33
Internally Generated Development Costs | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33	14
Amortization	0	19
Disposals		0
Foreign exchange	0	0
Ending balance	33	33
Internally Generated Development Costs | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	0	0
Intellectual Properties | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	30,718	35,143
Impairments and disposals		(3,830)
Foreign exchange	641	(595)
Ending balance	31,359	30,718
Intellectual Properties | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,367	4,775
Amortization	589	2,666
Disposals		0
Foreign exchange	170	(74)
Ending balance	8,126	7,367
Intellectual Properties | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	23,351
Ending balance	23,233	23,351
Proprietary Processes | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,926	8,103
Impairments and disposals		(40)
Foreign exchange	166	(137)
Ending balance	8,092	7,926
Proprietary Processes | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,721	7,633
Amortization	17	216
Disposals		0
Foreign exchange	163	(128)
Ending balance	7,901	7,721
Proprietary Processes | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	205
Ending balance	191	205
Certifications | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	136	139
Impairments and disposals		0
Foreign exchange	3	(3)
Ending balance	139	136
Certifications | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	136	136
Amortization	0	2
Disposals		0
Foreign exchange	3	(2)
Ending balance	139	136
Certifications | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	0	0
Customer List | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	198
Impairments and disposals		(193)
Foreign exchange	0	(5)
Ending balance	0	0
Customer List | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	132
Amortization	0	65
Disposals		(193)
Foreign exchange	0	(4)
Ending balance	0	0
Customer List | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	$ 0	$ 0